Equity (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Balance of other comprehensive income

Balance and changes in valuation adjustments of the Company are as follows:

	Fair value of cash flow hedging instruments (i)	Fair value of financial instruments (ii)	Actuarial gains (losses) of post-employment benefits (iii)	Non- controlling shareholders interest change (iv)	Total
Balance as of December 31, 2017	(27,364)	-	(15,181)	197,369	154,824
Changes in fair value of financial instruments	(326,030)	(273)	-	-	(326,303)
IRPJ and CSLL on fair value	110,058	-	-	-	110,058
Actuarial loss of post-employment benefits	-	-	(2,810)	-	(2,810)
Income and social contribution taxes on actuarial losses	-	-	242	-	242
Balance as of December 31, 2018	(243,336)	(273)	(17,749)	197,369	(63,989)
Changes in fair value of financial instruments	(76,479)	478	‐	‐	(76,001)
IRPJ and CSLL on fair value	23,683	‐	‐	‐	23,683
Actuarial loss of post-employment benefits	‐	‐	(41,794)	‐	(41,794)
Income and social contribution taxes on actuarial losses	‐	‐	11,784	‐	11,784
Balance as of December 31, 2019	(296,132)	205	(47,759)	197,369	(146,317)
Changes in fair value of financial instruments	(477,570)	64	-	-	(477,507)
IRPJ and CSLL on fair value	164,425	-	-	-	164,425
Actuarial loss of post-employment benefits	-	-	(7,725)	-	(7,724)
Income and social contribution taxes on actuarial losses	-	-	2,133	-	2,133
Balance as of December 31, 2020	(609,277)	269	(53,351)	197,369	(464,990)

(i) See Note 25.g.1.ii above.
(ii) See Note 25.g.1.iii above.
(iii) See Note 25.g.1.i above.
(iv) See Note 25.g.1.iv above.

Balance and changes in cumulative translation adjustments

Balance and changes in cumulative translation adjustments of the Company are as follows:

	2020	2019	2018
Initial balance	102,427	65,857	53,061
Currency translation adjustment of foreign subsidiaries	202,277	46,330	52,531
Effect of foreign currency exchange rate variation on financial instruments	(110,770)	(14,788)	(60,204)
IRPJ and CSLL on foreign currency exchange rate variation on financial instruments	37,662	5,028	20,469
Final balance	231,596	102,427	65,857

Summary of Balances and Changes in Consolidated Dividends Payable

Balances and changes in dividends payable are as follows:

Balance as of December 31, 2018	284,024
Provisions	329,106
Payments	(596,436)
Balance as of December 31, 2019	16,694
Provisions	710,206
Payments	(284,767)
Balance as of December 31, 2020	442,133

Dividends and Allocation of Net Income

The management proposal for the allocation of net income for 2020 and for distribution of dividends is as follow:

12/31/2020
Allocation of net income
Net income for the period attributable to shareholders of Ultrapar	893,383
Legal reserve (5% of the net income)	44,669
Adjusted net income (basis for dividends)	848,714
Minimum mandatory dividends for the period (50% of the adjusted net income)	424,357
Additional dividends to minimum mandatory dividends	55,391
Legal reserve (5% of the net income)	44,669
Investments statutory reserve	368,966
Total allocation of net income	893,383
Allocation of dividends
Minimum mandatory dividends for the period (50% of the adjusted net income)	424,357
Additional dividends to minimum mandatory dividends	55,391
Total allocation (R$ 0.44 per share)	479,748